Risks Arising From Financial Instruments - Additional Information (Detail) $ in Millions		1 Months Ended		12 Months Ended
	Jan. 31, 2024 USD ($)	May 31, 2017	Sep. 30, 2013	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Amount of exposure equivalent to shares hedged				$ 4,714.0	$ 5,517.0
Description of methods to use sensitivity analysis is assessed				Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2024 and 31 December 2023.
Financial Liabilities				$ 98,379.0	105,662.0
Bank overdrafts				0.0	17.0
Impairment loss on financial investment				(66.0)
Equity swaps [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities				5,614.0	4,718.0
Holding Company [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative and non-derivative financial instruments, net				7,835.0	7,908.0
Observable Market Inputs - Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities				$ 288.0	$ 741.0
CERVECERIA NACIONAL DOMINICANA S.A. [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of shares hold by ELJ				3.00%
CERVECERIA NACIONAL DOMINICANA S.A. [member] | Ambev [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of options exercised	12.00%
Ownership interest	97.00%				85.00%
Put option re-measured at fair value	$ 300.0			$ 195.0	$ 577.0
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Amount of exposure equivalent to shares hedged				100.5
Loss recognized in the profit or loss				$ (1,211.0)
Reasonable possible volatility rate				19.00%	18.00%	28.00%
Positive/negative impact on profit before tax				$ 960.0	$ 1,181.0	$ 1,660.0
Interest Rate Risk [Member] | Interest rate, measurement input [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible decrease in unobservable input liabilities				100.00%	100.00%	100.00%
Percentage of reasonably possible increase in unobservable input, liabilities				100.00%	100.00%	100.00%
Interest Rate Risk [Member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of financial liabilities				$ 1,975.0
Proportion of company's financial liabilities				2.70%
Higher/lower interest expense				$ 20.0	$ 26.0	$ 46.0
Higher/lower interest income				$ 105.0	96.0	93.0
Interest Rate Risk [Member] | Before hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of financial liabilities					17.0
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risks, description				There was no significant concentration of credit risks with any single counterparty as of 31 December 2024 and no single customer represented more than 10% of the total revenue of the group in 2024.
Credit risk [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of revenue accounted by individual customer				10.00%
Currency risk [member] | Currency [Member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Derivative position positive pre-tax impact on equity reserves				$ 446.0	$ 504.0
Percentage of reasonably possible decrease in unobservable input liabilities				10.00%	10.00%
Increase decrease in fair value measurement due to reasonable possible decrease in unobservable input recognized in profit or loss before tax liabilities				$ 169.0	$ 98.0	$ 144.0
Increase decrease in fair value measurement due to reasonable possible increase in unobservable input recognized in profit or loss tax liabilities				$ 169.0	$ 98.0
Percentage of reasonably possible increase in unobservable input, liabilities				10.00%	10.00%
Deferred consideration on acquisitions [member] | Put Option [Member] | Observable Market Inputs - Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Non derivative financial liability				$ 195.0	$ 577.0
Fair value hedges [member] | Interest Rate Risk [Member] | US Dollar Fixed Rate Bond Hedges [Member]
Disclosure of detailed information about financial instruments [line items]
Issuance amount				1,800,000,000
Cash flow hedges [member] | Interest Rate Risk [Member] | Pound Sterling Bond Hedges [Member] | September 2025 [Member]
Disclosure of detailed information about financial instruments [line items]
Issuance amount			500,000,000	500,000,000
Interest rate percentage			4.00%
Appointment period			September 2013
Maturity period			September 2025
Cash flow hedges [member] | Interest Rate Risk [Member] | Pound Sterling Bond Hedges [Member] | May 2029 [Member]
Disclosure of detailed information about financial instruments [line items]
Issuance amount		700,000,000		232,000,000
Interest rate percentage		2.25%
Appointment period		May 2017
Maturity period		May 2029
Cash flow hedges [member] | Interest Rate Risk [Member] | Pound Sterling Bond Hedges [Member] | May 2037 [Member]
Disclosure of detailed information about financial instruments [line items]
Issuance amount		900,000,000		156,000,000
Interest rate percentage		2.85%
Maturity period		May 2037